..........................

                                                           OMB Approval
                                                     ..........................
                                                     ..........................

                                                     OMB Number:      3235-0006
                                                     Expires: December 31, 2009
                                                     Estimated  average  burden
                                                     hours per response....22.6
                                                     ..........................





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [  ] is a restatement.
                 [  ] adds new holdings entries.

                 Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                              227 West Trade Street
                                   Suite 2140
                               Charlotte, NC 28202

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-11402


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                      Farallon Capital Management, L.L.C.
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132






                               /s/ Mark C. Wehrly
                             ----------------------
                            San Francisco, California
                                 August 14, 2007



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

 CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS REPORT ON FORM 13F AND HAS
       BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                 Report Summary

                        Number of Other Included Managers

                                        5

                    Form 13 F Information Table Entry Total:

                                       103

                    Form 13 F Information Table Value Total:

                             $5,918,542 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name:  Noonday G.P. (U.S.), L.L.C.

No. 4
Form 13F File Number: 028-11719
Name:  Noonday Asset Management LLP

No. 5
Form 13F File Number: 028-11716
Name:  Noonday Asset Management Asia Pte. Ltd.

                                                                  FORM 13F INFORMATION TABLE

Column 1                     Column 2         Column 3  Column 4     Column 5             Column 6 Column 7 Column 8
                                                         VALUE       SHARES/     SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT     PRN CALL DSCRETN  MANAGERS SOLE  SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
51JOB INC                    SP ADR REP COM   316827104    22,242    1,170,000   SH       OTHER    01-03,05       1,170,000
AFFILIATED COMPUTER SERVICES CL A             008190100    90,752    1,600,000   SH       OTHER    01-03          1,600,000
ALLIANCE DATA SYSTEMS CORP   COM              018581108   236,782    3,063,950   SH       OTHER    01-03          3,063,950
ALPHARMA INC                 CL A             020813101    40,185    1,545,000   SH       OTHER    01-03          1,545,000
ALTUS PHARMACEUTICALS INC    COM              02216N105     3,289      285,000   SH       OTHER    01-03            285,000
AMGEN INC                    COM              031162100    43,817      792,500   SH       OTHER    01-03            792,500
ANADYS PHARMACEUTICALS INC   COM              03252Q408     4,428    1,190,200   SH       OTHER    01-03          1,190,200
APPLERA CORP                 COM CELERA GRP   038020202       899       72,500   SH       OTHER    01-03             72,500
AQUANTIVE INC                COM              03839G105   251,372    3,940,000   SH       OTHER    01-03          3,940,000
ARENA PHARMACEUTICALS INC    COM              040047102     7,061      642,500   SH       OTHER    01-03            642,500
ARMOR HOLDINGS INC           COM              042260109   159,815    1,839,700   SH       OTHER    01-03          1,839,700
ATMI INC                     COM              00207R101    38,325    1,277,500   SH       OTHER    01-03          1,277,500
BANK NEW YORK INC            COM              064057102    98,453    2,375,800   SH       OTHER    01-03          2,375,800
BANK OF AMERICA CORPORATION  COM              060505104     4,889      100,000   SH       OTHER    01-03            100,000
BAUSCH & LOMB INC            COM              071707103    10,069      145,000   SH       OTHER    01-03            145,000
BEA SYS INC                  COM              073325102     6,845      500,000   SH       OTHER    01-03            500,000
BEARINGPOINT INC             COM              074002106    71,492    9,780,000   SH       OTHER    01-03          9,780,000
BEASLEY BROADCAST GROUP INC  CL A             074014101     5,473      614,989   SH       OTHER    01-03            614,989
BED BATH & BEYOND INC        COM              075896100    41,119    1,142,500   SH       OTHER    01-03          1,142,500
BIO RAD LABS INC             CL A             090572207    78,820    1,043,000   SH       OTHER    01-03          1,043,000
BIOMET INC                   COM              090613100   248,470    5,434,597   SH       OTHER    01-03          5,434,597
BOSTON SCIENTIFIC CORP       COM              101137107   112,277    7,319,211   SH       OTHER    01-03          7,319,211
BROOKDALE SR LIVING INC      COM              112463104     8,162      179,100   SH       OTHER    01-03            179,100
CALLAWAY GOLF CO             COM              131193104    16,296      915,000   SH       OTHER    01-03            915,000
CAPITAL ONE FINL CORP        COM              14040H105    13,643      173,925   SH       OTHER    01-03            173,925
CATALYTICA ENERGY SYS INC    COM              148884109     2,730    2,274,960   SH       OTHER    01-03          2,274,960
CBOT HLDGS INC               CL A             14984K106    19,420       94,000   SH       OTHER    01-03             94,000
CEPHALON INC                 COM              156708109    10,451      130,000   SH       OTHER    01-03            130,000
CERIDIAN CORP NEW            COM              156779100    20,125      575,000   SH       OTHER    01-03            575,000
CHARLES RIV LABS INTL INC    COM              159864107    60,819    1,178,200   SH       OTHER    01-03          1,178,200
CHUNGHWA TELECOM CO LTD      SPONSORED ADR    17133Q205    59,560    3,157,999   SH       OTHER    01-03,05       3,157,999
CLEAR CHANNEL COMMUNICATIONS COM              184502102   366,867    9,700,350   SH       OTHER    01-03          9,700,350
CLEAR CHANNEL OUTDOOR HLDGS  CL A             18451C109    40,101    1,415,000   SH       OTHER    01-03          1,415,000
CLEVELAND CLIFFS INC         COM              185896107    52,039      670,000   SH       OTHER    01-03            670,000
COGENT INC                   COM              19239Y108    31,193    2,123,393   SH       OTHER    01-03          2,123,393
COMCAST CORP NEW             CL A SPL         20030N200   144,483    5,167,500   SH       OTHER    01-03          5,167,500
COMMUNITY HEALTH SYS INC NEW COM              203668108    30,641      757,500   SH       OTHER    01-03            757,500
CYTYC CORP                   COM              232946103    15,951      370,000   SH       OTHER    01-03            370,000
DADE BEHRING HLDGS INC       COM              23342J206    53,046      998,600   SH       OTHER    01-03            998,600
DAVITA INC                   COM              23918K108    63,040    1,170,000   SH       OTHER    01-03          1,170,000
DIGENE CORP                  COM              253752109    52,844      880,000   SH       OTHER    01-03            880,000
DIGIRAD CORP                 COM              253827109     3,612      860,103   SH       OTHER    01-03            860,103
DOLLAR GEN CORP              COM              256669102   227,337   10,371,200   SH       OTHER    01-03         10,371,200
EMMIS COMMUNICATIONS CORP    CL A             291525103    29,334    3,185,000   SH       OTHER    01-03          3,185,000
ENDURANCE SPECIALTY HLDGS LT SHS              G30397106    27,788      694,000   SH       OTHER    01-03            694,000
ENTEGRIS INC                 COM              29362U104    16,100    1,355,200   SH       OTHER    01-03          1,355,200
EXELIXIS INC                 COM              30161Q104     1,595      131,800   SH       OTHER    01-03            131,800
FIDELITY NATL INFORMATION SV COM              31620M106    73,197    1,348,500   SH       OTHER    01-03          1,348,500
FIRST DATA CORP              COM              319963104   546,422   16,725,500   SH       OTHER    01-03         16,725,500
FIVE STAR QUALITY CARE INC   COM              33832D106     5,027      630,000   SH       OTHER    01-03            630,000
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106    34,539      878,400   SH       OTHER    01-03            878,400
GENESIS HEALTHCARE CORP      SDCV  2.500% 3/1 37184DAE1     5,564    4,000,000   PRN      OTHER    01-03          4,000,000
HARRAHS ENTMT INC            COM              413619107    88,265    1,035,250   SH       OTHER    01-03          1,035,250
HOLOGIC INC                  COM              436440101     1,383       25,000   SH       OTHER    01-03             25,000
IDENIX PHARMACEUTICALS INC   COM              45166R204       767      130,000   SH       OTHER    01-03            130,000
IPC HLDGS LTD                ORD              G4933P101    12,432      385,000   SH       OTHER    01-03            385,000
ISHARES TR RUSSELL 2000      COM              464287655    85,764    1,033,800   SH  PUT  OTHER    01-03          1,033,800
L-1 IDENTITY SOLUTIONS INC   COM              50212A106    40,133    1,962,500   SH       OTHER    01-03          1,962,500
LAM RESEARCH CORP            COM              512807108    54,998    1,070,000   SH       OTHER    01-03          1,070,000
LEGG MASON INC               COM              524901105     5,411       55,000   SH       OTHER    01-03             55,000
LIGAND PHARMACEUTICALS INC   CL B             53220K207    12,798    1,860,234   SH       OTHER    01-03          1,860,234
MARSHALL & ILSLEY CORP       COM              571834100    91,450    1,920,000   SH       OTHER    01-03          1,920,000
MDS INC                      COM              55269P302    33,097    1,627,200   SH       OTHER    01-03          1,627,200
MEMC ELECTR MATLS INC        COM              552715104    14,363      235,000   SH       OTHER    01-03            235,000
MICROSOFT CORP               COM              594918104    48,364    1,641,112   SH       OTHER    01-03          1,641,112
MIDAS GROUP INC              COM              595626102    17,683      780,000   SH       OTHER    01-03            780,000
MIDCAP SPDR TR               COM              595635103    14,666       90,000   SH  PUT  OTHER    01-03             90,000
NAVTEQ CORP                  COM              63936L100    35,989      850,000   SH       OTHER    01-03            850,000
NIKE INC                     CL B             654106103    20,402      350,000   SH       OTHER    01-03            350,000
NOVA CHEMICALS CORP          COM              66977W109    23,832      670,000   SH       OTHER    01-03            670,000
OMNICARE INC                 COM              681904108    11,720      325,000   SH       OTHER    01-03            325,000
ORACLE CORP                  COM              68389X105   150,486    7,635,000   SH       OTHER    01-03          7,635,000
OSI PHARMACEUTICALS INC      COM              671040103    50,666    1,399,222   SH       OTHER    01-03          1,399,222
PATNI COMPUTER SYS           SPONS ADR        703248203    20,987      832,500   SH       OTHER    01-03            832,500
POTASH CORP SASK INC         COM              73755L107    42,104      540,000   SH       OTHER    01-03            540,000
QUALCOMM INC                 COM              747525103    43,997    1,014,000   SH  CALL OTHER    01-03          1,014,000
QUALCOMM INC                 COM              747525103    30,707      707,700   SH       OTHER    01-03            707,700
QUANTUM CORP                 COM DSSG         747906204    22,983    7,250,300   SH       OTHER    01-03          7,250,300
QUANTUM CORP                 NOTE  4.375% 8/0 747906AE5    18,143   18,361,000   PRN      OTHER    01-03         18,361,000
QUEST DIAGNOSTICS INC        COM              74834L100    90,000    1,742,500   SH       OTHER    01-03          1,742,500
REDDY ICE HLDGS INC          COM              75734R105    54,082    1,896,300   SH       OTHER    01-03          1,896,300
REPLIDYNE INC                COM              76028W107     1,429      246,299   SH       OTHER    01-03            246,299
SAGA COMMUNICATIONS          CL A             786598102     9,000      918,400   SH       OTHER    01-03            918,400
SAIC INC                     COM              78390X101    18,386    1,017,500   SH       OTHER    01-03          1,017,500
SCHWAB CHARLES CORP NEW      COM              808513105    63,458    3,092,500   SH       OTHER    01-03          3,092,500
SCOTTS MIRACLE GRO CO        CL A             810186106    27,503      640,500   SH       OTHER    01-03            640,500
SERVICE CORP INTL            COM              817565104    15,138    1,184,500   SH       OTHER    01-03          1,184,500
SIERRA HEALTH SVCS INC       COM              826322109    77,127    1,854,900   SH       OTHER    01-03          1,854,900
SLM CORP                     COM              78442P106   497,094    8,633,100   SH       OTHER    01-03          8,633,100
SPRINT NEXTEL CORP           COM FON          852061100    35,621    1,720,000   SH       OTHER    01-03          1,720,000
SRA INTL INC                 CL A             78464R105    13,009      515,000   SH       OTHER    01-03            515,000
SYMANTEC CORP                COM              871503108     4,949      245,000   SH       OTHER    01-03            245,000
TIME WARNER CABLE INC        CL A             88732J108    24,784      632,734   SH       OTHER    01-03            632,734
TIME WARNER INC              COM              887317105     9,836      467,500   SH       OTHER    01-03            467,500
TRIAD HOSPITALS INC          COM              89579K109    42,589      792,200   SH       OTHER    01-03            792,200
TRIMERIS INC                 COM              896263100     3,604      526,900   SH       OTHER    01-03            526,900
TRIZETTO GROUP INC           COM              896882107    16,698      862,500   SH       OTHER    01-03            862,500
TYCO INTL LTD NEW            COM              902124106    62,849    1,860,000   SH       OTHER    01-03          1,860,000
TYLER TECHNOLOGIES INC       COM              902252105    47,175    3,801,400   SH       OTHER    01-03          3,801,400
UNITED STATIONERS INC        COM              913004107   110,456    1,657,500   SH       OTHER    01-03          1,657,500
VIRGIN MEDIA INC             COM              92769L101    45,658    1,873,553   SH       OTHER    01-04          1,873,553
WILLIAMS SONOMA INC          COM              969904101    17,085      541,000   SH       OTHER    01-03            541,000
YAHOO INC                    COM              984332106    28,622    1,055,000   SH       OTHER    01-03          1,055,000